Summary of Stock Options and Warrants Activity (Details) - shares	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning balance	4,762,296	84,159	27,659
Granted	561,920	4,678,137	56,667
Cancelled			(167)
Exercised
Cancelled			167
Ending balance	1,759,119	4,762,296	84,159
Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning balance	3,565,097	7,492	7,492
Granted		3,557,605
Cancelled
Exercised
Cancelled
Ending balance		3,565,097	7,492
Share-based Payment Arrangement, Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning balance	1,197,199	76,667	20,167
Granted	561,920	1,120,532	56,667
Cancelled			(167)
Exercised
Cancelled			167
Ending balance		1,197,199	76,667